DELTA MUTUAL FUNDS


                           DELTA MICRO CAP GROWTH FUND




                               INVESTMENT ADVISER
                     Utopia Capital Management Corporation
                           551 Fifth Avenue, Suite 605
                            New York, New York 10017

                                   DISTRIBUTOR
                         European Equity Partners, Inc.
                           551 Fifth Avenue, Suite 605
                            New York, New York 10017


                               TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132


                                  LEGAL COUNSEL
                             Hecht & Steckman, P.C.
                          60 East 42nd St., Suite 5101
                          New York, New York 10165-5101

                             INDEPENDENT ACCOUNTANTS
                        McCurdy & Associates CPA's, Inc.
                          27955 Clemens Road, Suite #2
                           Cleveland, Ohio 44145-1121




                                DELTA MICRO CAP
                                  GROWTH FUND



                                   PROSPECTUS
                                  JULY 7, 1997

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE






                                DELTA MICRO CAP
                                  GROWTH FUND



                               DELTA MUTUAL FUNDS
                          DELTA MICRO CAP GROWTH FUND

                                   PROSPECTUS


                                  JULY 7, 1997



     Delta Mutual Funds ("Trust") is a mutual fund offering its shares in separate investment portfolios. This Prospectus relates to the Delta Micro Cap Growth Fund ("Fund"). The Fund seeks capital appreciation through long-term growth of capital. It pursues its objective by investing primarily in equity securities of small-sized companies, which have market capitalizations less than $200 million at the time of purchase ("micro cap companies"). Utopia Capital Management Corporation ("Adviser") serves as the Fund's investment adviser. See "Management." Purchasers of shares are charged a 5% front-end sales load. See "Investing in the Fund."

     This Prospectus gives you information about the Fund that you should know before investing. Please read it carefully and retain it for future reference. Additional information is contained in the Statement of Additional Information dated JuLY 7, 1997 ("SAI"), which is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). To obtain a copy of the SAI without charge, call the Fund at 1-888 295-8330 or the Administrator at 1-888-214-1360.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Cover Page ..................................................... Cover
Expense Information ............................................     3
Investment Objective and Policies ..............................     4
Other Investment Practices and Risk Factors ....................     5
Rights and Warrants ............................................     6
Convertible Securities .........................................     6
When-Issued and Delayed Delivery
  Securities and Forward Commitments ...........................     6
When, As and If Issued Securities ..............................     6
Options ........................................................     7
Short-Term Instruments .........................................     7
Portfolio Turnover .............................................     7
Experience of Adviser ..........................................     8
Certain Investment Restrictions ................................     8
Management of the Fund .........................................     8
Investment Adviser .............................................     8
Portfolio Managers .............................................     9
How to Purchase Shares .........................................    10
Shareholder Services ...........................................    12
How to Redeem Shares ...........................................    13
Dividends and Distributions ....................................    14
Investing in the Fund ..........................................    15
Purchases by Mail ..............................................    16
How to Purchase Fund Shares ....................................    16
Procedure for Requesting Redemption ............................    19
Redemption at the Option of the Fund ...........................    20
Distributions ..................................................    20
The Objective of the Fund is Long-Term Capital Growth
  and Not the Production of Income Distributions ...............    20
Taxes ..........................................................    21
Determination of Net Asset Value ...............................    22
Plan of Distribution ...........................................    22
Capital Structure ..............................................    23

                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

     The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. See "Investing in the Fund" and "Management of the Fund" for more information.

     INVESTOR TRANSACTION EXPENSES

     Maximum sales load imposed on purchases .......................  5%

     (as a percentage of public offering price)

     Maximum sales load imposed on reinvested dividends ............  None

     Deferred sales charges ........................................  None

     Redemption fees (a) ...........................................  None


     ANNUAL FUND OPERATING EXPENSES (b)

     (as a percentage of average net assets)

     Management fees (c) ...........................................  1.00%

     12b-1 Fees (d) ................................................  0.25%

     Other Expenses (e) ............................................  0.75%

     TOTAL FUND OPERATING EXPENSES (f)

     (after reimbursement) .........................................  2.0%

     (a) Redemption proceeds sent by wire are subject to an $8.00 processing fee.

     (b) The fees and expenses in this table are based on the estimated fees and expenses that the Fund expects to incur, and on the estimated size of the Fund, during its initial fiscal year.

     (c) The Adviser's fee is 1% of the Fund's average daily assets on the first $100 million, 0.85% on the average daily assets of the next $100 million and 0.70% on the average daily assets over $200 million.

     (d) Long-term investors of the Fund may pay more in sales charges and 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

     (e) This includes estimated custody, transfer agency, accounting and legal fees but not other operating expenses the Fund may incur.


     (f) The Fund's Adviser, Utopia Capital Management Corporation ("Adviser") will voluntarily waive its fees and, if necessary, reimburse the Fund to the extent that operating expenses exceed 2.00% of the Fund's average daily net assets. The Adviser will only seek reimbursement for legal, accounting, filing fees and other costs advanced by the Adviser in connection with the filing and processing of this registration statement are related blue sky fees.

EXAMPLE:

                                             ONE YEAR            THREE YEAR
                                             --------            ----------
You would pay the following expenses
on a hypothetical $1,000 investment,
assuming (1) a 5% annual return and
(2) redemption at the end of each
time period.                                  $20.00                $63.00

This example should not be considered a representation of past or future expenses or returns which may be more or less than those shown.


                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------



     Delta Mutual Funds ("Trust") was organized as an Ohio business trust on May 20, 1997. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Delta Micro Cap Growth Fund ("Fund") is a diversified mutual fund series of the Trust. The Trust does not presently intend to offer any other series but may do so in the future. This section takes a closer look at the Fund's investment objectives, policies and the securities in which it invests. If you have any inquiries about investing in the Funds, please call the Trust toll-free at 888-295-8330 or the Administrator toll-free at 888-214-1360, or write to American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132.

     The Fund's investment objective is capital appreciation through long-term growth. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies with market capitalizations of less than $200 million at the time of purchase ("micro cap companies"). Such securities are common stock and preferred stock, warrants, options and debt securities convertible into common stock.


     Although micro cap companies have potential for rapid growth, investments in micro cap companies often involve greater risks than investments in larger, more established companies. Micro cap companies may have shorter operating histories, a relative lack of management experience, financial resources and product diversification, and less market liquidity than larger companies. The securities of micro cap companies are, in many cases, traded only over-the-counter or on regional securities exchanges, and the frequency and volume of their trading are substantially less than is typical of larger companies. For these reasons, securities of micro cap companies may be subject to greater and more abrupt price fluctuations. The Adviser's research skills and ability to select securities for the Fund are very important because the securities of micro cap companies are not followed as closely as large company stocks. Investors in the Fund should consider their holdings to be long-term investments, given the risks associated with equity investing, especially in stocks of micro cap companies.

     The Adviser's portfolio managers will generally utilize the following analytical approach. Phase I consists of identifying "micro cap" public companies which generally have the following characteristics:

     - a specified stock price to sales ratio in conjunction with appropriate gross margins

     -  a 1.5 ratio of current  assets to current  liabilities

     -  limited  potential  dilution issuance of securities

     -  a specified stock price to book value

     The Adviser's portfolio managers will also look at the price-earnings ratio, realizing that many "micro cap" companies are not yet profitable. Current profitability is not a prerequisite for a Fund investment, but in those cases where a company is not yet profitable, the Adviser will consider stable or increasing sales growth coupled with appropriate gross margins.

     Once a potential investment satisfies Phase I of the Adviser's analytical approach, its data is then inserted into a model developed by the Adviser in an attempt to determine what the stock price will be in two to three years. The Adviser prefers market niche leaders where it is difficult or uneconomical for much larger companies to compete, or companies that are unique in their technology, approach to the market, ability to provide technological solutions to long-established problems, licensing or patent protection or some other unique aspect. It will also compare the stock price to other public companies in the same industry sector and the level of trading liquidity of the securities to be purchased. The Adviser's portfolio managers will also use technical analysis to determine the timing of proposed purchase and sale of investments by the Fund.


     The Fund generally invests in micro cap companies its portfolio manager considers to be well-managed and to have potential for exceptional growth. So long as a sufficient number of equity securities of such companies are available, the Fund intends to stay fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the Fund's actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The Fund may invest from time to time a portion of its assets, not to exceed 20% at the time of purchase, in companies with market capitalizations greater than $200 million. The Fund does not intend to effect any short sales or futures transactions.

     The Fund may also invest up to 5% of its net assets in securities convertible into common stock rated below investment grade by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") (commonly referred to as junk bonds or lower-rated securities) or unrated securities deemed to be below investment grade by the Adviser. The Fund does not intend to invest in securities rated below "B" by S&P or Moody's, or the equivalent. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the Statement of Additional Information for a discussion of the risks associated with these lower-rated securities and for a description of corporate bond ratings by S&P and Moody's.


     For temporary defensive purposes during anticipated periods of general market decline or to receive a return on idle cash, the Fund may invest a portion of its net assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other high quality long-term and short-term debt instruments. Under normal circumstances, the Fund will not invest more than 10% of its total assets in short-term instruments to meet anticipated redemption requests and other cash flow needs, or for temporary defensive purposes. See "Other Investment Practices and Risk Factors."



                   OTHER INVESTMENT PRACTICES AND RISK FACTORS
--------------------------------------------------------------------------------

     An investment in the Fund should not be considered a complete investment program and there is no assurance that the Fund will achieve its investment objective. Investors should carefully consider their ability to assume the risks described herein before making an investment in the Fund.

                              RIGHTS AND WARRANTS
--------------------------------------------------------------------------------

     The Fund may acquire rights and/or warrants which are attached to other securities in its portfolio, or which are issued as a distribution by the issuer of a security held in its portfolio. Rights and/or warrants are, in effect, options to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them.


                             CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

     The Fund may acquire, through purchase or a distribution by the issuer of a security held in its portfolio, a fixed-income security which is convertible into common stock of the issuer. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise. As with a fixed-income security, the credit standing of the issuer and other factors may also have an effect on the convertible security's value. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the convertible securities in which the Fund may invest may be unrated or, if rated, rated below investment grade by a nationally recognized statistical rating organization.


      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

     From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.


                        WHEN, AS AND IF ISSUED SECURITIES
--------------------------------------------------------------------------------

     The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

                                     OPTIONS
--------------------------------------------------------------------------------
     The Fund may invest in call and put options on portfolio securities. However, the Fund is not permitted to write uncovered or naked options. The Fund may purchase listed and over-the-counter ("OTC") call and put options in amounts equalling up to 5% of its net assets. The Fund may purchase call options to protect against an increase in the price of a security it anticipates purchasing, or for the purpose of speculating in the common stock underlying the call option. The Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security.


                             SHORT-TERM INSTRUMENTS
--------------------------------------------------------------------------------

     The Fund may hold short-term U.S. Government obligations, high quality money market instruments (i.e., rated A-1 or better by S&P or Prime-1 by Moody's or unrated instruments deemed by the Adviser to be of comparable quality), certificates of deposit, bank obligations and cash equivalents, (i) to meet anticipated redemption requests and other cash flow needs, (ii) when, in the opinion of the Adviser, other suitable securities are unavailable, or (iii) for temporary defensive purposes. Under normal conditions, it is not anticipated that more than 10% of the total assets of the Fund will be invested in short-term instruments. The foregoing instruments may also include, among other things, commercial paper, and corporate bonds with remaining maturities of thirteen months or less, short-term obligations of U.S. banks and money market mutual funds. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, when the Fund invests in another mutual fund, the Fund would bear its pro rata portion of the other mutual fund's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's investors. See the SAI for a description of S&P's and Moody's commercial paper ratings.



BORROWINGS AND LEVERAGE

     The Fund may borrow money in an amount up to one-third of the value of its total assets at the time of entering into the borrowing, for temporary or emergency purposes (including to meet redemption requests prior to the settlement of securities already sold or in the process of being sold by the
Fund) or to purchase additional securities. If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in market value of the Fund's portfolio securities. As a result, the Fund's share price may be subject to greater fluctuation until the borrowing is repaid. If for any reason, including market fluctuations, the value of the Fund's assets falls below the coverage requirement of the statute, the Fund will, within three business days, reduce its borrowings to the extent necessary to again comply with the 33-1/3% test. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. The use of leveraging, to a material extent, will significantly increase the level of risk of an investment in the Fund.



                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

     The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its investors. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term net capital gains are realized, distributions resulting from such gains will be ordinary income for federal income tax purposes. See "Taxes". The Adviser expects that the annual portfolio turnover for the Fund will not exceed 200%.

                             EXPERIENCE OF ADVISER
--------------------------------------------------------------------------------

     Although the Fund's portfolio managers and other officers of the Company have experience in analyzing micro cap companies, the Adviser has only recently been formed and has no previous experience managing a registered investment company such as the Fund.


                        CERTAIN INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The Fund's investment objective and, except as otherwise stated herein or in the SAI, the investment policies and restrictions are not fundamental and may be changed by the Board of Trustees without investor approval. As a matter of non-fundamental policy, the Fund will not, among other matters described herein under "Types of Investments" and "Other Investment Practices and Risk Factors,"
(i) engage in short sales or futures transactions; (ii) write uncovered or naked options; (iii) purchase restricted or illiquid securities; (iv) invest in foreign securities or ADRs; (v) purchase securities owned by any of the Arista group of mutual funds; (vi) lend its securities; or (vii) invest in other investment companies except money market funds.

     Among other fundamental restrictions described in the SAI which cannot be changed without investor approval, the Fund may not (i) invest more than 25% of its total assets in securities of issuers in any single industry (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); (ii) with respect to 75% of its total assets, invest more than 5% of the fair market value of its assets in securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); (iii) invest in a company to get control or manage it or, with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer; (iv) invest Fund assets in restricted securities; (v) issue any senior securities, except for temporary borrowings permissible under the 1940 Act; (vi) make loans, except to the extent permitted by the 1940 Act; or (vii) invest in commodities or commodities options.

     You will be notified of any changes to the Fund's investment objective, policies or restrictions that are considered by the Board of Trustees to be material. If there is a material change to the Fund's investment objective, policies or restrictions, you should consider whether the Fund remains an appropriate investment for you. For further information regarding the Fund's investment restrictions, see the SAI.


                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The business and affairs of the Fund are managed by the Adviser under the supervision and direction of the Board of Trustees. The officers of the Trust are responsible for the Fund's daily operations. The SAI contains the name and background information of each Trustee and officer of the Trust.


                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Utopia Capital Management Corporation ("Adviser"), 551 Fifth Avenue, New York, New York, serves as the Investment Adviser pursuant to an Investment Advisory Agreement (the "Agreement"), which provides that the Adviser will furnish continuous investment advisory services to the Fund. The Adviser supervises and manages the investment portfolio, and administers the operations, of the Fund, and subject to such policies as the Board of Trustees of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining the Company's organization, and pays the salaries and fees of all officers and Trustees of the Company (except the fees paid to disinterested Trustees). The Fund pays all of its own expenses, including, without limitation, the cost of preparing and printing registration statements, the expense of registering its shares with the SEC and qualifying them for sale in the various states, advisory fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing shareholders, reports to shareholders, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to Trustees who are not interested persons of the Adviser, the cost of office supplies, travel expenses, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and other expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, fees of fund accounting and pricing services, ent.the fees and expenses of the Fund's dividend disbursing agent, accounting services agent, and transfer agent.

     For its services, the Adviser receives a management fee from the Fund computed at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million. The Agreement provides that the management fee is reduced at predetermined break points. The management fee is reduced to 0.85% of the Fund's average daily net assets greater than $100 million but less than or equal to $200 million. The fee is further reduced to 0.70% of the Fund's daily net asset value greater than $200 million. The fee is paid monthly.

     The Adviser is a recently organized corporation, the sole stockholder of which is John Figliolini, who is president of both the Advisor and Trust.

     The Adviser may serve as investment adviser to individual and institutional clients, but currently does not do so.

     As of the date of this Prospectus the Adviser owned of record all outstanding shares of the Fund.


                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     The portfolio managers of the Fund are Oleg Batratchenko and Peter Kambolin, who have day-to-day responsibility for management of the Fund's portfolio.

     Oleg Batratchenko has over eight years of financial research and investment banking experience. Since April 1995, he has served as Vice President of research at Berkshire International Finance, Inc., a New York corporate finance and investment banking boutique which also acts as a consultant to the Arista group of off-shore mutual funds (the "Arista Group"). Mr. Batratchenko has been managing the firm's equity research department in consulting for the Arista Group and providing analytical support for monitoring and deal structuring of companies who retain Berkshire International Finance, Inc. Mr. Batratchenko would be considered a generalist specializing in small cap firms. Mr. Batratchenko provides analytical coverage for over 20 U.S. and European companies, mostly in the high-tech, biomedical, environmental, computer and electronics sectors. In addition to that, Mr. Batratchenko provides consulting services to a Swiss-based money management firm, Berkshire Capital Management Group, Ltd., which acts as the adviser to the Arista Group. From 1993 to 1995, Mr. Batratchenko was a research analyst with Safian Investment Research, Inc., a financial research and money management firm, where he was engaged in the analysis of international markets on both macro- and microeconomic levels. Prior to that Mr. Batratchenko worked as a Performance Analyst with Neuberger and Berman, a money management firm.

     Mr. Batratchenko has a B.A. in Economics from Moscow State University. Between 1987 and 1990 Mr. Batratchenko was a research associate at the Moscow Institute of World Economy and International Relations, where he completed a Master's program in Economics and was involved in a number of high profile research projects being conducted by this leading Russian think tank for the Kremlin. Mr. Batratchenko also has a Master's Degree in International Political Economy from New York University and is an Associate Member of the Financial Analysts - Money Managers Society (New York).

     Peter Kambolin has over four years of experience in financial research, investment banking, brokerage and trading. Since May 1996 he has served as Equity Analyst at Berkshire International Finance, Inc., a New York corporate finance and investment banking boutique. Mr. Kambolin has been providing analytical coverage for over 10 U.S. and European micro cap growth oriented companies in the high-technology, biomedical, environmental and oil and gas sectors. In addition, Mr. Kambolin provides consulting services to a Swiss-based money management firm which manages the Arista group of mutual funds. Since the beginning of 1997, Mr. Kambolin has been locating investment opportunities for the Fund. From November 1995 to May 1996, he was a systems administrator with Unibank, Inc., Denmark's second largest bank, where he was involved in the bank's currency risk exposure and securities department. From September, 1994 to June, 1995, Mr. Kambolin worked at PaineWebber, Inc. as an assistant to a Portfolio Manager. Mr. Kambolin is a registered General Securities Representative and holds a Magnum Cum Laude B.B.A. Degree in finance from Baruch College of New York.


                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


    Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). You may purchase additional shares through the Open Account Program described below. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.  You may open an  account  and make an  initial  investment  through securities dealers having a sales agreement with the Fund's principal underwriter, European Equity Partners, Inc. (the "Underwriter"). You may also make a direct initial investment by sending a check and a completed account application form to Delta Micro Cap Growth Fund, c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132. Checks should be made payable to "Delta Micro Cap Growth Fund". An account application is included in this Prospectus.


     Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m. Eastern Standard time, on any business day and transmitted to the Fund by 5:00 p.m. Eastern Standard time, are confirmed that day at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Fund by 5:00 p.m. Eastern Standard time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Fund by 4:00 p.m. Eastern Standard time, are confirmed at that day's public offering price. Direct investments received by the Fund after 4:00 p.m. Eastern Standard time, and orders received from dealers after 5:00 p.m. Eastern Standard time, are confirmed at the public offering price next determined on the following business day.

     The public offering price of the Fund's shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                                           REALLOWANCE
                                  SALES LOAD        AS % OF      AS % OF       TO
                                   PUBLIC             NET        PUBLIC    PARTICIPATING
                                  OFFERING          AMOUNT      OFFERING     SELECTED
AMOUNT OF INVESTMENT               PRICE           INVESTED      PRICE        DEALER
----------------------------------------------------------------------------------------
Less than $100,000                 5.00%            5.26%        4.25%         4.50%
----------------------------------------------------------------------------------------
$100,000 but less than $250,000    4.00             4.17         3.50          3.50
----------------------------------------------------------------------------------------
$250,000 but less than $500,000    3.25             3.36         2.75          3.00
----------------------------------------------------------------------------------------
$500,000 but less than $1,000,000  2.25             2.30         1.75          2.00
----------------------------------------------------------------------------------------
$1,000,000 or more                 None              None        None          None


     Under certain circumstances, the Underwriter may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the

Securities Act of 1933. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

     The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund and the Underwriter reserve the right to limit the amount of investments and to refuse to sell to any person.


     Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Underwriter, American Data Services, Inc.and certain of their affiliates, excluding such entities from certain
liabilities  (including,   among  others,  losses  resulting  from  unauthorized
shareholder transactions) relating to the various services made available to investors.


     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or American Data Services, Inc. in the transaction.

     Open Account Program. Please direct inquiries concerning the services described in this section to the Fund at the address or numbers listed below.

     After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.


     Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to Delta Micro Cap Growth Fund, c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132. The check should be made payable to "Delta Micro Cap Growth Fund".


     Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Fund (Nationwide call toll-free 888-295-8330) or the Administrator (nationwide call toll-free 888-214-1360) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Fund reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.


     Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.


     Reduced  Sales Load.  A  "purchaser"  (defined  below) may use the Right of
Accumulation to combine the cost or current net asset value (whichever is higher) of his existing Fund shares with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Fund for information about the Right of Accumulation and Letter of Intent.

     Purchases at Net Asset Value. You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

     In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Underwriter, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     Clients of investment advisors and financial planners may also purchase shares of the Fund at net asset value if their investment advisor or financial planner has made arrangements to permit them to do so with the Fund and the Distributor. The investment advisor or financial planner must notify the Fund that an investment qualifies as a purchase at net asset value. Trustees, directors, officers and employees of the Fund, the Advisor, the Underwriter or American Data including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

     Additional Information. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Fund for additional information concerning purchases at net asset value or at reduced sales loads.



                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


     Contact  the  Fund   (Nationwide   call  toll-free   888-295-8330)  or  the
Administrator   (nationwide   call   toll-free   888-214-1360)   for  additional
information about the shareholder services described below.


AUTOMATIC  WITHDRAWAL PLAN

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

TAX-DEFERRED  RETIREMENT PLANS

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     -  Keogh Plans for  self-employed  individuals

     - Individual retirement account (IRA) plans for individuals and their non-employed spouses

     - Qualified pension and profit-sharing plans including those profit-sharing plans with a 401(k) provision

     - 403(b)(7) custodial accounts for employees of public school systems,\ hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code Direct Deposit Plans

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

AUTOMATIC INVESTMENT PLAN

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

REINVESTMENT PRIVILEGE

     If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

     You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Fund or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     If your instructions request a redemption by wire, you will be charged an $8.00 processing fee. The Fund reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction. There is currently no charge for ACH transactions. Contact the Fund for more information about ACH transactions.

     Shares are redeemed at their net asset value per share next determined after receipt by the Fund of a proper redemption request in the form described above, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     At the discretion of the Fund or American Data, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

     The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.


                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

DISTRIBUTIONS  ARE  PAID  ACCORDING  TO  ONE OF THE FOLLOWING  OPTIONS:

     SHARE  OPTION  - income  distributions  and  capital  gains
                      distributions   reinvested  in  additional  shares.

     INCOME  OPTION - income distributions and short-term capital gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

     CASH OPTION    - income  distributions and capital gains  distributions
                      paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.

     An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Fund for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

DISTRIBUTOR


     European Equity Partners, Inc., 551 Fifth Avenue, New York, New York (the "Distributor"), an affiliate of the Advisor, serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. John Figliolini, a controlling shareholder of the Advisor and President and a Trustee of the Trust, is a controlling shareholder of the Distributor.


ADMINISTRATOR


     The Trust has retained American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 ("American Data") to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.


     American Data also provides accounting and pricing services to the Fund. American Data receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, American Data has been retained to provide administrative services to the Fund. In this capacity, American Data supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays American Data a fee for these administrative services at the annual rate of .015% of the average value of its daily net assets provided, however, that the minimum fee schedule of $1,300 per month for funds under $10,000,000; $1,600 per month for funds between $10,000,000 and $20,000,000 and $2,000 per month in funds over $20,000,000.


                             INVESTING IN THE FUND
--------------------------------------------------------------------------------


     Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order in proper form less a sales charge equal to 5% of the amount invested. American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent").


     Pursuant to a Distribution Agreement between the Fund and European Equity Partners, Inc. (the "Distributor"), an affiliate of the Investment Adviser, shares of the Fund are distributed by the Distributor and offered by dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at 551 Fifth Avenue, Suite 605, New York, NY 10017.


     The minimum initial purchase is $1,000. Minimum subsequent purchases of $100 or more may be made by sending a check, payable to Delta Micro Cap Growth Fund directly to American Data Services, Inc. (the "Transfer Agent") at P.O. Box 5536, Hauppauge, New York 11788-0132 or by contacting an account executive of the Distributor or other Selected Broker-Dealer. In the case of investments pursuant to Individual Retirement Plans, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required if the Fund has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. The Fund does not issue share Certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The offering price will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value").


     Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. A 5% sales charge is imposed at the time shares are purchased. Shares of the Fund purchased through the Distributor are entitled to any dividends declared beginning on the next business day following settlement date. Since Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. Shares purchased through the Transfer Agent are entitled to any dividends declared beginning on the next business day following receipt of an order. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such distributions. (See "How to Sell (Redeem) Fund Shares".) Sales personnel are compensated for selling shares of the Fund at the time of their sale by the Distributor and/or the Selected Broker-Dealer. The Fund and the Distributor reserve the right to reject any purchase orders.

                                PURCHASES BY MAIL
--------------------------------------------------------------------------------


     Your purchase application, if properly filled out and accompanied by payment in the form of a check made payable to "Delta Micro Cap Growth Fund," will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading (currently 4:00 p.m. Eastern Standard Time) on the New York Stock Exchange, your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.



                           HOW TO PURCHASE FUND SHARES
--------------------------------------------------------------------------------

BY MAIL OR COURIER TO OPEN AN ACCOUNT

     Complete and sign the Purchase Application. Make your check payable to "Delta Micro Cap Growth Fund."

BY MAIL, SEND TO:


               Delta Micro Cap Growth Fund
               c/o American Data Services
               P.O. Box 5536
               Hauppauge, New York 11788-0132


BY OVERNIGHT COURIER, SEND TO:


     Contact  American  Data  Services,   Inc.  for  overnight  courier  address
information.


     If you are investing through a qualified retirement plan, you will need to use a special application.

BY TELEPHONE

     Telephone transactions may not be used for initial purchases. If you want to make subsequent telephone transactions, please select this service on your Purchase Application or call 1-888-214-1360 to add telephone transactions to an existing account.

TO ADD TO AN ACCOUNT

     Make your check payable to "Delta Micro Cap Growth Fund" and mail it to the address noted above. Put your account name, address and Fund account number on your check. Subsequent investment forms will be included with each investor statement. An investor wishing to add to an account should complete this form and include it with the check. Alternatively, include with your check a note indicating your Fund account number, your name and your address. No cash will be accepted.


     A $15 fee will be charged against an investor's account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. The investor will also be responsible for any losses suffered by the Funds or the Transfer Agent as a result. For purchases made by corporations, executors, administrators, trustees, guardians, general partners, managers, agents or attorneys-in-fact, further documentation may be requested.


     Call 888-214-1360 to make your purchase from a bank checking or money market account by electronic funds transfer. Specify account name, address and Fund account number. This service must be established by you in advance by following the instructions in the "By Wire" section.

BY WIRE


     You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 1-888-214-1360 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the Purchase Application. Then, you should provide your bank with the following information for purposes of wiring your investment:

               Star Bank, N.A. Cinti/Trust
               ABA  #0420-0001-3
               Attn:  Delta Micro Cap Growth Fund Master Account
               D.D.A.  #486479553
               Account Name _____________(write in shareholder name) For the Account # _______________(write in account number)

     You are required to mail a signed Purchase Application to the Transfer Agent marked "follow-up" at the above address in order to complete your initial wire purchase. The Transfer Agent must receive the signed Purchase Application before any of the shares purchased can be redeemed. Wire orders will be accepted only on the day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchaes is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.


PURCHASES BY TELEPHONE

     Telephone transactions may not be used for initial purchases. Your account must already be established prior to initiating telephone purchases. Only bank accounts held at domestic financial institutions that are ACH members can be used for telephone transactions. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system. Most transfers are completed within three business days after your call to place the order. To preserve flexibility, the Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently the Fund does not expect to charge a fee. Investors in the Funds may also request by telephone a change of address, a change in investments made through an Automatic Investment Plan, and a change in the manner in which dividends are received.

     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. Assuming procedures such as the above have been followed, the Funds will not be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any fraudulent or unauthorized telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the Fund has failed to follow such procedure(s). The telephone purchase privilege may be modified or terminated by the Fund at any time.

AUTOMATIC INVESTMENT PLAN

     The Fund offers an Automatic Investment Plan whereby an investor may automatically make purchases of shares of a Fund on a convenient monthly basis ($100 minimum per transaction) out of his or her savings or checking account. The $1,000 minimum initial investment must be met before an Automatic Investment Plan may be established. Under the Automatic Investment Plan, an investor's designated bank or other financial institutional debits a preauthorized amount on the investor's account each month and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is an ACH member. In addition, the Fund must have a currently effective registration in those states in which it is required. No service fee is currently charged by the Fund for participating in the Automatic Investment Plan. Applications to establish the Automatic Investment Plan are available from the Administrator by calling 888-214-1360 or the Transfer Agent by calling 888-214-1360 or the Fund by calling 888-295-8330.

MISCELLANEOUS  PURCHASE INFORMATION

     For  reasons  of  economy  and   convenience,   the  Fund  will  not  issue
certificates for shares purchased.

     Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any investor fails to provide and certify to the accuracy of the investor's Social Security number or other tax-payer identification number, the Fund will be required to withhold 31% of all dividends, distributions and payments, including redemption proceeds, from such investor as a backup withholding procedure.


     Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of liquid securities that are permissible investments for the Fund, provided that, among other conditions, the investor making the contribution of securities is a tax-exempt entity and the aggregate amount of the purchase (including cash and contributed securities) be at least $1,000,000. Investors considering a contribution of securities to the Fund should consult with their own tax advisers regarding the tax consequences, if any, of such contribution. For further information, contact the Fund at P.O. Box 5536, Hauppauge, New York 11788-0132.


HOW TO SELL  (REDEEM)  FUND  SHARES

     You may sell (redeem) any or all of your shares on any day the Fund is open for business at the next determined net asset value. Ordinarily, the Fund makes payments by check for the shares redeemed within three business days after it receives your properly completed request. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted or when it is not reasonably practical for the Fund to determine the fair market value of its net assets. Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 15 calendar days from the purchase date.

     Payment of the redemption proceeds for shares of the Fund where an investor requests wire payment will normally be made in federal funds on the next business day. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Purchase Application or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges an $8.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

                      PROCEDURE FOR REQUESTING REDEMPTION
--------------------------------------------------------------------------------

     You may request the sale of your shares either by mail or courier or by telephone as described below.

BY MAIL:

     Sale (redemption) requests should be mailed to:


               Delta Micro Cap Growth Fund
               c/o American Data Services,  Inc.
               P.O. Box 5536
               Hauppauge, New York 11788-0132


BY  OVERNIGHT  COURIER:


     Contact  American  Data  Services,   Inc.  for  overnight  courier  address
information.



THE REQUESTS  SHOULD BE SENT TO:


               Delta Micro Cap Growth Fund
               c/o American  Data  Services, Inc.
               P.O. Box 5536
               Hauppauge, New York 11788-0132


     The selling price of each share being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in good order. There is no load or charge imposed on redemptions. Good order means that the request must include:

     - Your account number

     - The number of shares or dollar amount to be sold (redeemed)

     - The signatures of all account owners exactly as they are registered on the account

     - Any required  signature  guarantees

     - Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships

     - In the case of shares being redeemed from a qualified retirement plan, including an IRA or IRA/SEP Plan, a statement of whether or not federal income tax should be withheld (in the absence of any statement, federal tax will be withheld)

     A signature guarantee of each owner is required to redeem shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address from that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the Fund or the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $25,000 or more from any investor account.

     Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

BY TELEPHONE:

     Shares  of the Fund  may  also be sold by  calling  the  Transfer  Agent at
(888)-214-1360. In order to utilize this procedure for telephone redemption, an investor must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent at (888)-214-1360 or send a written request with signature(s) guaranteed to the Transfer Agent. Any written redemption requests received within 15 days after an address change made by telephone must be accompanied by a signature guarantee and no telephone redemptions will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled. The selling price of each share being redeemed will be the Fund's per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.


     The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. See "Purchases by Telephone" for discussion of liability for telephone errors.



     During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If an investor is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent by mail or overnight courier as previously described.

     The Fund reserves the right to modify or terminate this telephone redemption service at any time.


                      REDEMPTION AT THE OPTION OF THE FUND
--------------------------------------------------------------------------------

     The Fund reserves the right to redeem shares held in any account if the net asset value remains below $1,000 in order to relieve the Fund of the cost of maintaining very small accounts. Before such involuntary redemption, the Fund will give the investor 30 days written notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to qualified retirement plan accounts. The right of redemption shall not apply if the value of an investor's account drops below $1,000 as the result of market action.


                                  DISTRIBUTIONS
--------------------------------------------------------------------------------

     In general, distributions of the Fund's net investment income and net realized securities gains, if any, are declared and paid annually on or before December 31 of each year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code in a manner consistent with the provisions of the 1940 Act.


          THE OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL GROWTH AND NOT
                    THE PRODUCTION OF INCOME DISTRIBUTIONS.
--------------------------------------------------------------------------------

     Distributions will be reinvested in additional Fund shares unless you elect to receive them in cash by notifying the Company in writing. Distributions of less than $10 and distributions on shares purchased within the last 15 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in qualified retirement plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

     The Board of Directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.

     A distribution on shares of a Fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less Fund expenses. Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.


                                      TAXES
--------------------------------------------------------------------------------

     The Fund intends to qualify under Subchapter M of the Internal Revenue Code, which means that to the extent its earnings and gains are distributed to investors in a timely manner it pays no income tax. Accordingly, the Fund intends to distribute to its shareholders substantially all of its net investment income and net realized gains.

     Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or more will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares. Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     After the end of each calendar year, the Company will send you a Form 1099 notifying you of the federal income tax status of the distributions paid to you during the year.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, the Company is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the social security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application.

     Redemptions of shares of the Fund will be taxable transactions for federal income tax purposes and investors will generally recognize gain or loss in an amount equal to the difference between the basis of the shares redeemed and the amount received. Assuming that investors hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if investors have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

     The foregoing tax discussion is only general in nature, and each investor is advised to consult his or her tax adviser for additional information.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

     The price investors pay when buying shares of the Fund, and the price investors receive when redeeming shares of the Fund, is the net asset value of the shares. A 5% sales charge is deducted upon purchases of shares. No charge is deducted upon a redemption (except for redemption proceeds sent by wire).

     The per share net asset value of the Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern Standard Time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. This determination is applicable to all transactions in shares of the Fund prior to that time and after the previous time as of which net asset value was determined. Accordingly, purchase orders accepted or shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted or shares tendered for redemption after that time will be valued as of the close of the next trading day.

     Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded over-the-counter are valued on the basis of closing bid prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.


                              PLAN OF DISTRIBUTION
--------------------------------------------------------------------------------

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), under which the Fund pays the Distributor a fee, which is accrued daily and payable monthly, at an annual rate of 0.25% of the Fund's average daily net assets. This fee is treated by the Fund as an expense in the year it is accrued.

     Amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to account executives and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

     At any given time, the expenses in distributing shares of the Fund may be greater than or less than the total of (i) the payments made by the Fund pursuant to the Plan, and (ii) the proceeds of contingent deferred sales charges paid by investors upon the purchase of shares.

     Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, excess amount, if any, does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of sales charges paid by investors upon purchase of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses.

                               CAPITAL STRUCTURE
--------------------------------------------------------------------------------

     The Trust is a diversified open-end management investment company registered under the 1940 Act and organized as an Ohio business trust. The Trust is organized as a series fund which permits it to issue its authorized capital stock in one or more funds, each such fund representing a separate investment portfolio. The Trust currently consists of the one diversified equity fund, the Delta Micro Cap Growth Fund, described in this Prospectus.

     The Trust is authorized to issue an indefinite number of shares of the Fund. The Board of Trustees may, in its discretion, create additional funds within the Trust. Each share outstanding entitles the holder to one vote. The Trust's Declaration of Trust does not require that meetings of shareholders be held annually. However, special meetings of shareholders may be called for purposes such as electing or removing trustees, changing fundamental policies or approving investment advisory contracts. Shares have no preemptive, cumulative voting, subscription or conversion rights, and can be issued as full or fractional shares. A fractional share has the same kind of rights and privileges as a full share on a pro rata basis.

PERFORMANCE  ADVERTISING

     The Fund may provide from time to time in advertisements, reports to investors and other communications with investors its cumulative total return or average annual total return. Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than
those   specified  for  average  annual  total  return.

     In reports or other communications to investors and in advertising material, the Fund may also compare their performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications that monitor or report on the performance of mutual funds (such as Lipper Analytical Services, Inc.). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the S&P Mid-Cap Index, the NASDAQ Composite Index, the Dow Jones Industrial Average, Russell 2000 Index, Russell 1000 Index, Wilshire Top 750 Index and Wilshire Next 1750 Index. Further information on performance measurement may be found in the SAI.

     All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of shares when redeemed may be more or less than their original cost.



                                     - 23 -